Document and Entity Information	May 20, 2024
Document And Entity Information [Line Items]
Entity Address, Address Line One	One Johnson & Johnson Plaza
Amendment Flag	false
Entity Central Index Key	0000200406
Document Type	8-K
Document Period End Date	May 20, 2024
Entity Registrant Name	Johnson & Johnson
Entity Incorporation State Country Code	NJ
Entity File Number	1-3215
Entity Tax Identification Number	22-1024240
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08933
City Area Code	732
Local Phone Number	524-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $1.00
Trading Symbol	JNJ
Security Exchange Name	NYSE
A 5.50 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.50% Notes Due November 2024
Trading Symbol	JNJ24BP
Security Exchange Name	NYSE
A 1.150 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.150% Notes Due November 2028
Trading Symbol	JNJ28
Security Exchange Name	NYSE
A 1.650 Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.650% Notes Due May 2035
Trading Symbol	JNJ35
Security Exchange Name	NYSE